Income taxes- Disclosure of research and development investment tax credits (Details) - Research and development investment tax credits [Member]	12 Months Ended
Sep. 30, 2023 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	$ 348,583
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	13,361
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	6,742
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	0
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	328,480
2041 and thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Available research and development investment tax credits	$ 0